UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22036

Excelsior Directional Hedge Fund of Funds (TI), LLC

(Exact name of registrant as specified in charter)

U.S. Trust Hedge Fund Management, Inc.

225 High Ridge Road

Stamford, CT 06905

(Address of principal executive offices) (Zip code)

Steven L. Suss

U.S. Trust Hedge Fund Management, Inc.

225 High Ridge Road

Stamford, CT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code:             203-352-4497

Date of fiscal year end: March 31

Date of reporting period: December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

The registrant invests substantially all of its assets in Excelsior Directional Hedge Fund of Funds Master Fund, LLC (the “Company”). The percentage of the Company’s members’ equity owned by the registrant at December 31, 2008 was 64.18%. The registrant has included the Company’s schedule of investments as of December 31, 2008, below. The Company’s schedule of investments was also filed on Form N-Q with the Securities and Exchange Commission on March 2, 2009.

Excelsior Directional Hedge Fund of Funds Master Fund, LLC

Schedule of Investments

December 31, 2008

Investment Funds *	First Acquisition Date	Cost	Fair Value	% of Members' Equity - Net Assets	% Ownership of Investment Funds	First Available Redemption Date**	Liquidity***

Hedged Long/Short Equity Funds
Foundation Partners, L.P.	7/1/2002	$10,000,000	$14,339,517	4.31%	10.25%	N/A	Quarterly
SAB Capital Partners, L.P.	4/1/2001	—	732,300	0.22%	0.19%	N/A	Annually
Scopia PX, LLC	9/1/2005	11,000,000	13,604,937	4.09%	6.44%	(1)	Quarterly
Spring Point Opportunity Partners, L.P.	7/1/2006	11,610,520	14,569,446	4.38%	5.01%	N/A	Quarterly
Strategy Total		32,610,520	43,246,200	13.00%
Opportunistic (U.S. Only) Funds
Addison Clark Fund, L.P.	4/1/2008	15,000,000	13,309,310	4.00%	5.31%	3/31/2009	Quarterly
Alson Signature Fund, L.P.	9/1/2006	8,000,000	5,954,585	1.79%	1.70%	N/A	Quarterly
Cadmus Capital Partners (QP), L.P.	7/1/2003	287,052.38	602,385	0.18%	9.47%	N/A	(2)
Quaker Capital Partners I, L.P.	1/1/2001	3,164,863	5,922,550	1.78%	3.12%	N/A	Annually
Royal Capital Value Fund (QP), L.P.	7/1/2008	14,000,000	12,153,180	3.65%	1.93%	9/30/2009	Annually
Seminole Capital Partners, L.P.	9/1/2005	11,200,000	14,636,916	4.40%	3.44%	N/A	Semi—annually
Swiftcurrent Partners, L.P.	10/1/2000	8,550,000	12,247,406	3.68%	1.47%	N/A	Annually
Tonga Partners, L.P.	10/1/2000	4,060,553	6,861,021	2.06%	4.62%	N/A	Semi—annually
Valinor Capital Partners, L.P.	7/1/2007	13,000,000	12,427,587	3.74%	4.73%	(3)	Annually
Strategy Total		77,262,468.38	84,114,940	25.28%
Hedged Sector Funds
Coatue Qualified Partners, L.P.	1/1/2002	6,000,000	13,812,294	4.15%	1.81%	N/A	Quarterly
Longbow Partners, L.P.	5/1/2004	16,200,000	19,541,637	5.88%	6.67%	N/A	Quarterly
Strategy Total		22,200,000	33,353,931	10.03%
Event Driven/Relative Value Funds
American Durham L.P.	7/1/2008	16,000,000	13,043,142	3.92%	13.64%	N/A	Quarterly
Aristeia Partners, L.P.	4/1/2008	17,000,000	12,602,157	3.79%	4.21%	N/A	Quarterly
Canyon Value Realization Fund, L.P.	7/1/2003	5,950,377	6,548,986	1.97%	0.33%	N/A	(4)
Farallon Capital Partners, L.P.	11/1/2004	20,177,947	18,476,404	5.56%	0.32%	N/A	(5)
Pentwater Event Fund LLC	7/1/2008	6,000,000	4,068,546	1.22%	3.57%	N/A	(6)
Polygon Global Opportunities Fund, L.P.	8/1/2006	15,600,000	9,099,133	2.74%	1.59%	N/A	(7)
Waterfall Eden Fund, L.P.	7/1/2008	15,000,000	14,214,798	4.27%	9.23%	(8)	Quarterly
Strategy Total		95,728,324	78,053,166	23.47%
Opportunistic Long/Short (Global) Funds
AKO Partners, L.P.	10/1/2005	14,500,000	15,691,766	4.72%	4.17%	N/A	Quarterly
Artha Emerging Markets Funds, L.P.	4/1/2008	14,000,000	12,208,984	3.67%	4.59%	3/31/2010	Quarterly
Delta Fund Europe, L.P.	5/1/2006	8,000,000	4,193,855	1.26%	3.65%	N/A	Quarterly
Henderson Asia Pacific Absolute Return Fund, Ltd.	10/1/2008	3,500,000	3,645,518	1.10%	0.91%	N/A	Monthly
Indus Asia Pacific Fund, L.P.	3/1/2004	15,000,000	15,217,636	4.57%	3.18%	(9)	Quarterly
Indus Event Driven Fund, L.P.	6/1/2005	—	9,117	0.00%	1.83%	N/A	(2)
Indus Japan Fund, L.P.	3/1/2004	6,000,000	7,820,534	2.35%	3.09%	N/A	Quarterly
Strategy Total		61,000,000	58,787,410	17.67%
Total investments in Investment Funds		$288,801,312.38	297,555,647	89.45%
Other Assets, Less Liabilities			35,109,603	10.55%
Members’ Equity – Net Assets			$332,665,250	100.00%

*	Non-income producing investments.
**	From original investment date.
***	Available frequency of redemptions after initial lock-up period.
N/A	Initial lock-up period has either expired prior to December 31, 2008 or the Investment Fund did not have an initial lock-up period. However, specific redemption restrictions may apply.

(1)	$1,997,025 locked up until 9/30/2009.
(2)	The Investment Fund is closing and is in the process of returning capital to its partners.
(3)

$880,886 has an initial lock-up period that expires on 12/31/2009, $3,928,806 has an initial lock-up period that expires on 12/31/2010, and $1,766,285 has an initial lock-up period that expires on 12/31/2011.

(4)

The Investment Fund has restricted redemption rights by creating a designated account to hold its illiquid assets. As of 12/31/08, the Company's remaining investment in the Investment Fund is held in this designated account and is illiquid.

(5)	The Investment Fund has temporarily limited redemption rights. A liquidating trust account has been created in order to honor outstanding redemption requests once capital becomes available.
(6)	The Investment Fund has temporarily suspended withdrawal rights.
(7)	The Investment Fund will be liquidating its assets and has suspended redemption rights.
(8)

$3,703,332 has an initial lock-up period that expires on 9/30/2009, $4,672,662 has an initial lock-up period that expires on 9/30/2010, and $5,838,804 has an initial lock-up period that expires on 12/31/2010.

(9)	$1,582,469 has an initial lock-up period that expires on 9/30/2009.

Federal Tax Cost

The cost of the Company’s investments in Investment Funds for Federal income tax purposes is based on amounts reported to the Company by the Investment Funds on a Schedule K-1 or PFIC annual information statement for the year ended December 31, 2007. The amounts reported below have been adjusted through December 31, 2008 for contributions and withdrawals. Based on Investment Funds owned at December 31, 2008, the cost of investments for Federal income tax purposes was $349,065,096. This included aggregate gross unrealized appreciation of $8,968,666 and aggregate gross unrealized depreciation of $60,478,115.

Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards (“SFAS”) No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Company adopted SFAS No. 157 on April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Company has the ability to access at the measurement date;
•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No. 157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may included Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Company’s investments are measured at December 31, 2008:

Level 1	Level 2	Level 3	Total

Investments in Investment Funds	$—	$—	$297,555,647	$297,555,647

Total	$—	$—	$297,555,647	$297,555,647

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Excelsior Directional Hedge Fund of Funds (TI), LLC

By (Signature and Title)* /s/ Spencer N. Boggess

Spencer N. Boggess, Principal Executive Officer

Date February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	Excelsior Directional Hedge Fund of Funds (TI), LLC

By (Signature and Title)* /s/ Steven L. Suss

Steven L. Suss, Principal Financial Officer

Date February 27, 2009